Financial information by segment (Tables)	3 Months Ended
Mar. 31, 2020
Financial information by segment [Abstract]
Revenues and Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)	The following tables show Revenues and Adjusted EBITDA by operating segments and business sectors for the three-month periods ended March 31, 2020 and 2019:

	Revenue		Adjusted EBITDA
	For the three-month period ended March 31,		For the three-month period ended March 31,
	($ in thousands)
Geography	2020	2019	2020	2019
North America	59,283	60,441	51,176	50,870
South America	35,654	33,493	28,422	28,212
EMEA	115,466	127,518	82,811	100,007
Total	210,403	221,452	162,409	179,089

	Revenue		Adjusted EBITDA
	For the three-month period ended March 31,		For the three-month period ended March 31,
	($ in thousands)
Business sector	2020	2019	2020	2019
Renewable energy	150,793	156,817	113,491	123,484
Efficient natural gas	26,403	34,009	23,540	30,476
Electric transmission lines	26,608	24,867	21,538	21,650
Water	6,599	5,759	3,840	3,479
Total	210,403	221,452	162,409	179,089

The reconciliation of segment Adjusted EBITDA with the profit/(loss) attributable to the Company is as follows:

	For the three-month period ended March 31, ($ in thousands)
	2020	2019
Profit/(Loss) attributable to the Company	$(40,511)	(8,957)
(Loss)/Profit attributable to non-controlling interests	2,246	5,267
Income tax	(10,147)	9,577
Share of (profits)/losses of associates	668	(1,823)
Financial expense, net	100,534	99,289
Depreciation, amortization, and impairment charges	109,619	75,736
Total segment Adjusted EBITDA	$162,409	179,089

Assets and liabilities by geography
b)	The assets and liabilities by operating segments (and business sector) as of March 31, 2020 and December 31, 2019 are as follows:

Assets and liabilities by geography as of March 31, 2020:

	North America	South America	EMEA	Balance as of March 31, 2020
	($ in thousands)
Assets allocated
Contracted concessional assets	3,238,914	1,170,544	3,497,872	7,907,329
Investments carried under the equity method	79,526	-	48,093	127,619
Current financial investments	123,186	27,814	20,084	171,084
Cash and cash equivalents (project companies)	182,423	80,417	271,906	534,746
Subtotal allocated	3,624,049	1,278,774	3,837,955	8,740,778
Unallocated assets
Other non-current assets				249,189
Other current assets (including cash and cash equivalents at holding company level)				529,204
Subtotal unallocated				778,393
Total assets				9,519,171

	North America	South America	EMEA	Balance as of March 31, 2020
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,689,143	886,319	2,201,730	4,777,192
Grants and other liabilities	1,483,240	12,615	126,402	1,622,257
Subtotal allocated	3,172,383	898,934	2,328,132	6,399,449
Unallocated liabilities
Long-term and short-term corporate debt				807,347
Other non-current liabilities				588,523
Other current liabilities				154,722
Subtotal unallocated				1,550,592
Total liabilities				7,950,041
Equity unallocated				1,569,130
Total liabilities and equity unallocated				3,119,722
Total liabilities and equity				9,519,171

Assets and liabilities by geography as of December 31, 2019:

	North America	South America	EMEA	Balance as of December 31, 2019
	($ in thousands)
Assets allocated
Contracted concessional assets	3,299,198	1,186,552	3,675,379	8,161,129
Investments carried under the equity method	90,847	-	49,078	139,925
Current financial investments	159,267	29,190	20,673	209,131
Cash and cash equivalents (project companies)	181,458	80,909	234,097	496,464
Subtotal allocated	3,730,771	1,296,652	3,979,227	9,006,649
Unallocated assets
Other non-current assets				239,553
Other current assets (including cash and cash equivalents at holding company level)				413,613
Subtotal unallocated				653,166
Total assets				9,659,815

	North America	South America	EMEA	Balance as of December 31, 2019
		($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,676,251	884,835	2,291,262	4,852,348
Grants and other liabilities	1,490,679	12,864	138,209	1,641,752
Subtotal allocated	3,166,930	897,699	2,429,471	6,494,100
Unallocated liabilities
Long-term and short-term corporate debt				723,791
Other non-current liabilities				564,855
Other current liabilities				162,213
Subtotal unallocated				1,450,859
Total liabilities				7,944,959
Equity unallocated				1,714,856
Total liabilities and equity unallocated				3,165,715
Total liabilities and equity				9,659,815

Assets and liabilities by business sector
Assets and liabilities by business sector as of March 31, 2020:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of March 31, 2020
			($ in thousands)
Assets allocated
Contracted concessional assets	6,436,376	529,540	861,725	79,688	7,907,329
Investments carried under the equity method	67,789	15,469	-	44,362	127,619
Current financial investments	16,122	109,189	27,814	17,958	171,084
Cash and cash equivalents (project companies)	444,622	19,805	59,612	10,707	534,746
Subtotal allocated	6,964,909	674,003	949,150	152,716	8,740,778
Unallocated assets
Other non-current assets					249,189
Other current assets (including cash and cash equivalents at holding company level)					529,204
Subtotal unallocated					778,393
Total assets					9,519,171

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of March 31, 2020
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,584,214	523,907	647,085	21,986	4,777,192
Grants and other liabilities	1,615,004	99	6,435	719	1,622,257
Subtotal allocated	5,199,218	524,006	653,520	22,705	6,399,449
Unallocated liabilities
Long-term and short-term corporate debt					807,347
Other non-current liabilities					588,523
Other current liabilities					154,722
Subtotal unallocated					1,550,592
Total liabilities					7,950,041
Equity unallocated					1,569,130
Total liabilities and equity unallocated					3,119,722
Total liabilities and equity					9,519,171

Assets and liabilities by business sector as of December 31, 2019:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2019
	($ in thousands)
Assets allocated
Contracted concessional assets	6,644,024	559,069	872,757	85,280	8,161,129
Investments carried under the equity method	77,549	17,154	-	45,222	139,925
Current financial investments	13,798	148,723	28,237	18,373	209,131
Cash and cash equivalents (project companies)	421,198	11,850	53,868	9,548	496,464
Subtotal allocated	7,156,568	736,796	954,862	158,423	9,006,649
Unallocated assets
Other non-current assets					239,553
Other current assets (including cash and cash equivalents at holding company level)					413,613
Subtotal unallocated					653,166
Total assets					9,659,815

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2019
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,658,507	529,350	640,160	24,331	4,852,348
Grants and other liabilities	1,634,361	146	6,517	728	1,641,752
Subtotal allocated	5,292,868	529,495	646,677	25,059	6,494,100
Unallocated liabilities
Long-term and short-term corporate debt					723,791
Other non-current liabilities					564,855
Other current liabilities					162,213
Subtotal unallocated					1,450,859
Total liabilities					7,944,959
Equity unallocated					1,714,856
Total liabilities and equity unallocated					3,165,715
Total liabilities and equity					9,659,815

Depreciation, amortization and impairment charges recognized
c)	The amount of depreciation, amortization and impairment charges recognized for the three-month periods ended March 31, 2020 and 2019 are as follows:

	For the three-month period ended March 31,
Depreciation, amortization and impairment by geography	2020	2019
	($ in thousands)
North America	(57,121)	(26,583)
South America	(15,572)	(11,250)
EMEA	(36,927)	(37,902)
Total	(109,619)	(75,736)

	For the three-month period ended March 31,
Depreciation, amortization and impairment by business sectors	2020	2019
	($ in thousands)
Renewable energy	(71,613)	(72,139)
Efficient natural gas	(26,202)	2,537
Electric transmission lines	(10,457)	(6,134)
Water	(1,348)	-
Total	(109,619)	(75,736)